Significant Accounting Policies (Narrative) (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024 shares	Jan. 01, 2023 shares	Jul. 22, 2016 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item segment	Dec. 31, 2022 USD ($)
Significant Accounting Policies
Number of subsidiaries | item								0
Number of operating segments | segment								1
Number of reportable segments | segment								1
Restricted cash				$ 375,000	$ 750,000	$ 375,000	$ 750,000	$ 750,000	$ 1,000,000
Estimated useful life								5 years
Total property, plant and equipment				7,694,000		7,694,000		$ 7,723,000
Research and development				$ 57,000	$ 9,527,000	$ 8,221,000	$ 34,363,000	40,513,000	62,475,000
Accumulated other comprehensive loss								0
Construction in process
Significant Accounting Policies
Total property, plant and equipment								$ 29,000
Total property, plant and equipment									$ 1,000,000
Fortress Biotech, Inc
Significant Accounting Policies
Common stock dividend issued (in shares) | shares	353,086	187,134
Percentage of fully diluted equity	2.50%	2.50%						2.50%	2.50%
Fortress Biotech, Inc | License agreements
Significant Accounting Policies
Research and development								$ 500,000	$ 1,100,000
Fortress Biotech, Inc | Class A Preferred Shares
Significant Accounting Policies
Preferred stock dividends issued (in shares) | shares			250,000
Percentage of fully diluted equity			2.50%